Operations - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 25, 2018 BRL (R$) shares	Oct. 25, 2018 USD ($) $ / shares shares	Oct. 14, 2018 shares	Oct. 31, 2018 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Sep. 04, 2018	Apr. 25, 2016
Disclosure of joint operations [line items]
Share split ratio			1,261
Number of shares issued after shares Split			221,452,308		4,276,916	29,944,152	39,507,300
Number of shares issued before shares Split			1,757,558
Equals S.A. [member]
Disclosure of joint operations [line items]
Percentage of equity interest								56.00%	30.00%
DLP Par Participaes S.A.[member]
Disclosure of joint operations [line items]
Number of shares issued after shares Split				5,333,202
DLP Par Participaes S.A.[member] | Initial public offering [member]
Disclosure of joint operations [line items]
Shares issued under initial public offering	5,333,202	5,333,202
Class B common stock [member] | HR Holdings LLC [member]
Disclosure of joint operations [line items]
Percentage of ownership interest					54.50%
Class A common stock [member]
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders	58,333,333	58,333,333
Class A common stock [member] | Initial public offering [member]
Disclosure of joint operations [line items]
Offering price | $ / shares		$ 24.00
Proceeds from issue initial offering price | $		$ 1,103,822
Net proceeds of offering	R$ 3,923,785	1,060,544
Underwriting discounts and commissions | $		43,278
Other offering expenses	R$ 75,774	$ 20,471
Class A common stock [member] | Initial public offering [member]
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders	45,818,182	45,818,182
Class A common stock [member] | Selling Shareholders [member]
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders	12,515,151	12,515,151
Class A common stock [member] | Underwriters' option to purchase [member]
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders	7,608,695	7,608,695
Class A common stock [member] | Ant small and micro financial services group co ltd [member] | Initial public offering [member]
Disclosure of joint operations [line items]
Net proceeds of offering	R$ 375,910	$ 100,000
Additional selling of share	4,166,666	4,166,666